Significant Accounting Policies - Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Lease liability	$ 282,458
Assets
Prepaid Expenses	10,922		$ 11,101
Operating lease ROU assets	271,702
Liabilities
Current lease liabilities	74,299
Other current liabilities			457
Noncurrent lease liabilities	208,159
Other noncurrent liabilities			$ 7,468
Impairment expense on properties with carrying values in excess of recoverable values	$ 900
Adjustments from Adoption
Lease liability		$ 209,000
Deferred rent		(7,900)
Assets
Prepaid Expenses		(1,100)
Operating lease ROU assets		202,000
ASU 2016-02 | Adjustments from Adoption
Assets
Prepaid Expenses		(1,094)
Operating lease ROU assets		201,728
Liabilities
Current lease liabilities		63,415
Other current liabilities		(457)
Noncurrent lease liabilities		145,144
Other noncurrent liabilities		(7,468)
ASU 2016-02 | Adjusted Balance
Assets
Prepaid Expenses		10,007
Operating lease ROU assets		201,728
Liabilities
Current lease liabilities		63,415
Noncurrent lease liabilities		$ 145,144